SEC Registration Nos.
Nos. 811-06563 and 33-45829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 39            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 39                              XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
 Bethesda, Maryland 20814
 (Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on October 29, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment consists of the following:

•          N-1A Facing Page

•          Part A: The Prospectus for the Calvert Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 12, 2012, SEC Accession No. 0000884110-12-000014 (“PEA No. 37”).

•          Part B: The Statement of Additional Information for the Calvert Emerging Markets Equity Fund is incorporated herein by reference to PEA No. 37.

•          Part C: Incorporated herein by reference to PEA No. 38 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 29, 2012, SEC Accession No. 0000884110-12-000021.

•          Signature Page

This Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 29, 2012, the effectiveness of the registration statement for the Calvert Emerging Markets Equity Fund, filed in Post-Effective Amendment No. 37 on July 12, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 5th day of September 2012.

CALVERT WORLD VALUES FUND, INC.

 BY:

___________**_________________
Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 5th day of September 2012, by the following persons in the capacities indicated.

Signature	Title
__________**____________ D. WAYNE SILBY	DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR	DIRECTOR
.
__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY A. MORRIS	DIRECTOR

__________**____________ MILES D. HARPER, III	DIRECTOR

**By: /s/ ULancelot A. KingU
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.